Investment in Affiliates - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, aggregate investment	¥ 136,755	¥ 153,868
Investment in affiliates, market value	169,928	166,296
Investment in affiliates, dividends received	15,416	38,372	¥ 17,334
Investment in affiliates over underlying equity in net assets	¥ 131,600	¥ 81,182
Avolon Holdings
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	30.00%	30.00%
Kansai Airports
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	40.00%	40.00%